TREASURY STOCK - Additional Information (Detail)							12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Stock Repurchase Plan American Depositary Share USD ($)	Dec. 31, 2011 Stock Repurchase Plan American Depositary Share CNY	Dec. 31, 2010 Stock Repurchase Plan American Depositary Share CNY	Dec. 31, 2011 Share Options American Depositary Share	Dec. 31, 2011 Stock Repurchase Plan 4 American Depositary Share USD ($)	Dec. 31, 2011 Stock Repurchase Plan 4 American Depositary Share CNY
Share Repurchases [Line Items]
Treasury Stock Shares								932,972	932,972
Treasury Stock Value	$ 337,235,151	2,122,524,316	2,176,792,033	$ 350,000,000	2,200,000,000	2,177,000,000		$ 3,648,097	22,960,759
Treasury Stock Shares				34,935,057	34,935,057	34,002,085
Number of share used to settle the exercise of share options							1,314,272